INVENTORY	12 Months Ended
Dec. 31, 2022
Inventory

7. INVENTORY

	December 31, 2022	December 31, 2021
Process material stockpiles	$2,788	$1,083
Concentrate inventory	1,617	2,467
Materials and supplies	1,855	1,629
	$6,260	$5,179

The amount of inventory recognized as an expense for the year ended December 31, 2022 totalled $28,795 (2021 – $7,282, 2020 – $15,832). See Note 17 for further details.